Employee Future Benefits - Schedule of Allocation of and Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
2020 Target Allocation	100.00%
Actual Plan Asset Allocations (percent)	100.00%	100.00%
Fair value of plan assets	$ 3,919	$ 3,551
Equities
Defined Benefit Plan Disclosure [Line Items]
2020 Target Allocation	46.00%
Actual Plan Asset Allocations (percent)	48.00%	47.00%
Fair value of plan assets	$ 1,876	$ 1,672
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2020 Target Allocation	47.00%
Actual Plan Asset Allocations (percent)	45.00%	46.00%
Fair value of plan assets	$ 1,777	$ 1,616
Real estate
Defined Benefit Plan Disclosure [Line Items]
2020 Target Allocation	6.00%
Actual Plan Asset Allocations (percent)	6.00%	6.00%
Fair value of plan assets	$ 221	$ 223
Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 20	$ 22
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2020 Target Allocation	1.00%
Actual Plan Asset Allocations (percent)	1.00%	1.00%
Fair value of plan assets	$ 25	$ 18
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	918	801
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	713	622
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	197	171
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	8
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,777	2,521
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,163	1,050
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,580	1,445
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	16
Level 2 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	10
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	224	229	$ 215
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	204	207
Level 3 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20	22
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0